Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Other Comprehensive Income [Abstract]
Other comprehensive income (loss), attributed to parent	$ 72.6	$ 199.0	$ (693.3)
Other comprehensive income (loss), non-controlling interest	$ 11.0	$ (24.5)	$ 48.2